RULE 497 DOCUMENT

On behalf of PIMCO EM Fundamental IndexPLUS® TR Strategy Fund, PIMCO Fundamental Advantage Total Return Strategy Fund, PIMCO Fundamental IndexPLUS® TR Fund, PIMCO GNMA Fund, PIMCO International StocksPLUS® TR Strategy Fund (Unhedged), PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged), PIMCO Money Market Fund, PIMCO Mortgage-Backed Securities Fund, PIMCO Small Cap StocksPLUS® TR Fund, PIMCO StocksPLUS® Total Return Fund, and PIMCO StocksPLUS® TR Short Strategy Fund (the “Funds”), each a series of PIMCO Funds, and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information. The interactive data files included as an exhibit to this filing relate to the form of prospectuses filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(c) on August 19, 2011 (Accession No. 0001133228-11-002622), which are incorporated by reference into this Rule 497 Document.

EXHIBIT LIST

EX-101.INS       XBRL Instance Document
EX-101.SCH     XBRL Taxonomy Extension Schema Document
EX-101.DEF     XBRL Taxonomy Extension Definition Linkbase Document
EX-101.PRE     XBRL Taxonomy Extension Presentation Linkbase Document
EX-101.LAB     XBRL Taxonomy Extension Labels Linkbase Document